Revenues (Details) - CAD ($)	3 Months Ended		6 Months Ended
	Feb. 29, 2024	Feb. 28, 2023	Feb. 29, 2024	Feb. 28, 2023
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	$ 728,611	$ 831,195	$ 1,715,003	$ 2,230,955
Sales of boats
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	170,614	193,956	258,707	351,241
Sales of parts and boat maintenance
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	5,414	84,020	35,911	174,856
Boat rental and boat club membership revenue
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	$ 552,583	$ 553,219	$ 1,420,385	$ 1,704,858